Equity (Details) - Schedule of RSUs and PSUs activity	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of RSUs and PSUs activity [Abstract]
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	2,801,116
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 21.08
Granted, Number of RSUs and PSUs | shares	1,378,782
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 33.66
Vested, Number of RSUs and PSUs | shares	(729,565)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 21.71
Forfeited, Number of RSUs and PSUs | shares	(367,535)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 22.71
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	3,082,798
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 26.36